Loans and borrowings - Schedule of consolidated statement of cash flows (Details) - Lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	$ 2,369	$ 6,646
Changes from financing cash flows:
Capital element of lease rentals paid	(2,563)	(3,235)
Interest element of lease rentals paid	(203)	(241)
Total changes from financing cash flows	(2,766)	(3,476)
Other changes:
Increase in lease liabilities from entering into new leases	3,094	197
Additions from acquisition (note 34(B)(III))	2,906
Interest expenses (notes 8(a) and 10(c))	203	242
Lease modification	(34)	(1,240)
Total other changes	6,169	(801)
Ending of the period	$ 5,772	$ 2,369